FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC
                          FOR THE PERIOD APRIL 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2002

                        ACP CONTINUUM RETURN FUND II, LLC

                          FOR THE PERIOD APRIL 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2002


                                TABLE OF CONTENTS


Report of Independent Auditors                                                 1
Schedule of Investments                                                        2
Statement of Assets, Liabilities and Members' Capital                          3
Statement of Operations                                                        4
Statement of Changes in Members' Capital                                       5
Statement of Cash Flows                                                        6
Notes to Financial Statements                                                  7

[GRAPHIC OMITTED]

ERNST & YOUNG LLP

                      Two Commerce Square                Phone: (215) 448-5000
                      Suite 4000
                      2001 Market Street
                      Philadelphia, Pennsylvania
                      19103-7096

                         REPORT OF INDEPENDENT AUDITORS


To the Members and Board of Directors of ACP Continuum Return Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of ACP Continuum Return Fund II, LLC (the "Fund") as of December 31, 2002, and the related statements of operations, changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Continuum Return Fund II, LLC at December 31, 2002, and the results of its operations and its cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG
February 24, 2003

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ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

INVESTMENTS IN UNDERLYING FUNDS  -  99.34%
    CONVERTIBLE ARBITRAGE  -  14.99%
       Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                            $  189,047
                                                                                                ----------
                                                                                                   189,047
                                                                                                ----------
    FIXED INCOME  -  14.46%
       Footbridge Capital, LLC (Cost $175,000)                                                     182,345
                                                                                                ----------
                                                                                                   182,345
                                                                                                ----------
    HEDGED DISTRESSED  -  14.73%
       Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                              185,738
                                                                                                ----------
                                                                                                   185,738
                                                                                                ----------
    MERGER ARBITRAGE  -  27.23%
       Arbitrage Associates, LP (Cost $175,000)                                                    175,536
       West Broadway Partners, LP (Cost $175,000)                                                  167,790
                                                                                                ----------
                                                                                                   343,326
                                                                                                ----------
    MULTI-STRATEGY  -  14.07%
       Taconic Capital Partners, LP (Cost $175,000)                                                177,398
                                                                                                ----------
                                                                                                   177,398
                                                                                                ----------
    STATISTICAL ARBITRAGE  -  13.86%
       Tiedemann Invictus Equity Statistical Arbitrage Fund, LLC (Cost $175,000)                   174,787
                                                                                                ----------
                                                                                                   174,787
                                                                                                ----------

    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,225,000)                                      1,252,641

    OTHER ASSETS, LESS LIABILITIES  -  0.66%                                                         8,291
                                                                                                ----------
    MEMBERS' CAPITAL  -  100.00%                                                                $1,260,932
                                                                                                ==========

                 See Accompanying Notes to Financial Statements

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ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

ASSETS
Investments in Underlying Funds, at fair value (cost - $1,225,000)                  $1,252,641
Receivable from Investment Manager                                                     162,317
Cash and cash equivalents                                                                3,411
Interest receivable                                                                          5
                                                                                    ----------
       TOTAL ASSETS                                                                  1,418,374
                                                                                    ----------
LIABILITIES

Management fee payable                                                                  11,681
Shareholder servicing fee payable                                                        1,816
Board of directors fees payable                                                          1,250
Other accrued expenses                                                                 142,695
                                                                                    ----------
       TOTAL LIABILITIES                                                               157,442
                                                                                    ----------
       MEMBERS' CAPITAL                                                             $1,260,932
                                                                                    ==========


Units Outstanding (100,000,000 units authorized)                     125,057.315
Net Asset Value per Unit (offering and redemption price per unit)         $10.08

                 See Accompanying Notes to Financial Statements

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ACP CONTINUUM RETURN FUND II, LLC


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   APRIL 1, 2002
                                                                (COMMENCEMENT OF
                                                                  OPERATIONS) TO
                                                               DECEMBER 31, 2002

INVESTMENT INCOME
    Interest                                                       $     133
                                                                   ---------
          TOTAL INVESTMENT INCOME                                        133
                                                                   ---------
EXPENSES
    OPERATING EXPENSES:
       Accounting and administration fees                             84,751
       Organizational costs                                           50,000
       Audit fees                                                     30,000
       Legal fees                                                     25,000
       Management fees                                                11,683
       Custodian fees                                                  7,390
       Shareholder servicing fees                                      1,816
       Board of directors fees                                         3,000
       Other expenses                                                  4,728
                                                                   ---------
          TOTAL OPERATING EXPENSES                                   218,368
                                                                   ---------
       Reimbursement from Investment Manager                        (162,317)
       Accounting and administration fees waived                     (38,596)
                                                                   ---------
          NET OPERATING EXPENSES                                      17,455
                                                                   ---------
          NET INVESTMENT LOSS                                        (17,322)

          NET APPRECIATION ON INVESTMENTS IN UNDERLYING FUNDS         27,641
                                                                   ---------
          INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS             $  10,319
                                                                   =========


                 See Accompanying Notes to Financial Statements

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ACP CONTINUUM RETURN FUND II, LLC


STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                             APRIL 1, 2002
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                           DECEMBER 31, 2002

Members' capital at beginning of period                      $       --

    Capital contributions                                     1,250,613

    Net investment loss                                         (17,322)

    Net appreciation on investments in Underlying Funds          27,641
                                                             ----------

       Members' capital at end of period                     $1,260,932
                                                             ==========


                 See Accompanying Notes to Financial Statements

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ACP CONTINUUM RETURN FUND II, LLC


STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                     APRIL 1, 2002
                                                                   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                                                   DECEMBER 31, 2002
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                         $    10,319
    Adjustments to reconcile increase in members' capital from operations to net cash used in operating activities:
          Purchase of investments in Underlying Funds                 (1,225,000)
          Increase in interest receivable                                     (5)
          Net appreciation on investments in Underlying Funds            (27,641)
          Increase in receivable from Investment Manager                (162,317)
          Increase in accrued expenses                                   157,442
                                                                     -----------
    Net cash used in operating activities                             (1,247,202)
                                                                     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                              1,250,613
    Capital withdrawals                                                       --
                                                                     -----------
    Net cash provided by financing activities                          1,250,613
                                                                     -----------
Net increase in cash and cash equivalents                                  3,411
Cash and cash equivalents at beginning of period                              --
                                                                     -----------
Cash and cash equivalents at end of period                           $     3,411
                                                                     ===========



                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC


NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

         Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").


     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents, and the valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

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ACP CONTINUUM RETURN FUND II, LLC


NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Interest income is recorded on the accrual basis.

         B.   FUND EXPENSES

         Organizational and operating expenses of the Fund will be paid by the Fund and, therefore, indirectly by its Members. The Investment Manager, for the first twelve months of operation, has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.50% per annum of average net assets. During the period ended December 31, 2002, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $162,317.

         C.   INCOME TAXES

         The Fund intends to be treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

         D.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, the Fund held $3,411 in cash at PNC Bank.

         E.   ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.


     3. ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited or against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective investment percentages for such period.

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ACP CONTINUUM RETURN FUND II, LLC


NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

     3. ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The Management Fee will be equal to 1.25% of the Fund's net assets and will be subject to an adjustment after the first twelve months of operation based on the Fund's rolling twelve month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment.

         Turner Investment Distributors Inc. (the "Placement Agent") serves as the distributor for the Fund. The Fund incurred shareholder servicing fees payable to the Placement Agent at the annual rate of 0.25% of members' capital for the period April 1, 2002 through October 31, 2002. Effective November 1, 2002, the shareholder servicing fee was eliminated.

         Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based primarily upon average members' capital, subject to certain minimums. During the period ended December 31, 2002, PFPC Inc. agreed to waive fees in the amount of $38,596. These fees may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.


     4.  SECURITIES TRANSACTIONS

         Total purchases of Underlying Funds for the period ended December 31, 2002, amounted to $1,225,000. There were no sales of Underlying Funds. At December 31, 2002, accumulated net unrealized appreciation on investments was $27,641, consisting of $35,064 gross unrealized appreciation and ($7,423) of gross unrealized depreciation.


      5. RISK FACTORS

         An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment

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ACP CONTINUUM RETURN FUND II, LLC


NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (CONTINUED)
--------------------------------------------------------------------------------

     5.  RISK FACTORS (CONTINUED)

         companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.


     6.  REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

         With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

         The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will not recommend to the Board of Directors that the Fund offer to repurchase Units from Members prior to March 31, 2003. Thereafter, the Investment Manager expects that generally it will recommend to the Board of Directors that the Fund offer to repurchase Units from Members beginning twice each year, effective March 31 and September 30.

         The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gain allocable to the Members. A Member may therefore be allocated income and gains taxable for federal, state and local income tax purposes and not receive any cash distributions to pay any resulting taxes.


     7.  CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

         Transactions in Units for the period ended December 31, 2002 were as follows:

         Number of Units issued                                   125,057.315
         Number of Units redeemed                                      (0.000)
                                                                  -----------
         Net increase in Units outstanding                        125,057.315
         Units outstanding, beginning of period                         0.000
                                                                  -----------
         Units outstanding, end of period                         125,057.315
                                                                  ===========

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------


     7.  CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

         PER UNIT OPERATING PERFORMANCE

         Net asset value at beginning of period                          $10.00
           Income from investment operations
              Net investment loss                                         (0.14)
              Net realized and unrealized gain from investments            0.22
                                                                           ----
              Total from investment operations                             0.08
                                                                           ----

         Net increase in net asset value                                   0.08
                                                                           ----
         Net asset value at end of period                                $10.08
                                                                         ======


         RATIOS AND SUPPLEMENTAL DATA

         The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

         Net investment income / (loss)                                  (1.85)%

         Gross expenses                                                  23.31%
         Expenses waived / reimbursed                                    21.45%
         Net expenses                                                     1.86%

         Total return (not annualized)                                    0.83%

         An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                                  0%

         Members' Capital at December 31, 2002 (000s)                    $1,261

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ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS


The identity of the Directors and brief biographical information is set forth below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.

Name, Age, Address and          Length of      Principal Occupation During           Other Directorships
Position with Fund              Time Served    Past Five Years                       Held by Director
-------------------------------------------------------------------------------------------------------------------------
Mr. Robert Turner,* Age 46      9 months       Chief Investment Officer - Growth     Turner Funds, Berwyn, PA;
1205 Westlakes Drive                           Equities and Chairman                 Alpha Select Funds, Berwyn, PA;
Suite 100, Berwyn, PA                          of Turner Investment Partners,        ACP Funds Trust, Berwyn, PA
Director                                       Inc.                                  Westlakes Institutional
                                                                                     Portfolio, Berwyn, PA;
                                                                                     Episcopal Academy; Mercer, PA;
                                                                                     and Bradley University, Peoria, IL

Mr. John Connors, Age 59        9 months       Portfolio Manager,                    ACP Funds Trust, Berwyn, PA
467 Belrose Lane                               Guyasuta Investment Advisors;         Westlakes Institutional
Radnor, PA                                     previously, Portfolio Manager,        Portfolio, Berwyn, PA
Director                                       Delaware Investments

* Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act. Mr. Turner is the Chairman and Chief Investment Officer - Growth Equities of Turner Investment Partners, Inc. ("Turner"). Mr. Turner also owns a majority interest in Turner. Turner owns a majority interest in Ascendant Capital Partners, LLC.

                                       12
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ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS


Set forth below are the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

Name, Age and                   Length of      Principal Occupation During
Position with Fund              Time Served    Past Five Years
-------------------------------------------------------------------------------------
Stephen J. Kneeley, Age 39,     9 months       President & Co-Chief Executive
President                                      Officer for Turner Investment
                                               Partners, Inc.

John H. Grady, Age 41,          9 months       General Counsel and Chief Operating
Executive Vice President                       Officer of Turner Investment Partners
Chief Operating Officer                        Inc.; previously, Partner, Morgan Lewis
                                               & Bockius, LLP

Thomas R. Trala, Age 36,        9 months       Treasurer and Chief Financial Officer of
Treasurer and Chief Financial                  of Turner Investment Partners, Inc.
Officer

Gary Shugrue, Age 48,           9 months       Chief Investment Officer of Ascendant
Vice President and Chief                       Capital Partners, LLC; previously, Chief
Investment Officer                             Operating Officer for Double Agent, LLC;
                                               and General Partner of Argos Advisors

Diane Drake, Age 35,            9 months       Deputy Counsel of Turner Investment
Secretary and Vice President                   Partners, Inc.; previously, Associate,
                                               Stradley, Ronon, Stevens & Young, LLP;
                                               Staff Attorney, Rodney Square
                                               Management Corporation

Brian Ferko, Age 31,            9 months       Product Manager/ Director of Mutual
Vice President                                 Fund Administration and Operations
                                               of Turner Investment Partners, Inc.;
                                               previously, Account Director, SEI
                                               Investments

                                       13
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ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS (CONTINUED)


Name, Age and                   Length of      Principal Occupation During
Position with Fund              Time Served    Past Five Years
------------------------------------------------------------------------------------
John Canning, Age 32,           9 months       Subadvisory Institutional Service
Vice President                                 Product Manager, Turner Investment
                                               Partners, Inc.; previously, Transfer
                                               Agent Manager, Pilgrim Baxter and
                                               Associates; Portfolio Implementation
                                               Analyst, SEI Investments

Rami Livelsberger, Age 27,      9 months       Legal Assistant, Turner Investment
Vice President and Assistant                   Partners, Inc.; previously, Legal
Secretary                                      Assistant, Morgan Lewis & Bockius,
                                               LLP; Temporary Employee, Kelly Services;
                                               Temporary Employee, McCallion

                                       14